Public Offering	5 Months Ended
Jun. 30, 2021
Public Offering [Abstract]
Public Offering
Note 3 — Public Offering
Pursuant to the Initial Public Offering, the Company sold 35,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-third
of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment
(see Note 8).